Regulatory Matters	12 Months Ended
Dec. 31, 2016
Banking And Thrift [Abstract]
Regulatory Matters

20. REGULATORY MATTERS

The Company is subject to risk-based capital guidelines adopted by the FRB for bank holding companies. The Bank is also subject to similar capital requirements adopted by the OCC. The federal bank regulatory agencies have established quantitative measures to ensure that minimum thresholds for Total Capital, Tier 1 Capital and Leverage (Tier 1 Capital

20. REGULATORY MATTERS (Continued)

divided by average assets) ratios (set forth in the table below) are maintained.

Pursuant to the Dodd-Frank Act, the federal bank regulatory agencies issued the Final Capital Rules. The Final Capital Rules revised the quantity and quality of required minimum risk-based and leverage capital requirements applicable to the Bank and the Company, consistent with the Dodd-Frank Act and the Basel III capital standards. The Final Capital Rules revised the quantity and quality of capital required by (1) establishing a new minimum common equity Tier 1capital ratio of 4.5% of risk-weighted assets; (2) increasing the minimum capital ratio from 4.0% to 6.0% of risk-weighted assets; (3) maintaining the minimum total capital ratio of 8.0% of risk-weighted assets; and (4) maintaining a minimum Tier 1 leverage capital ratio of 4.0%.

Failure to meet minimum capital requirements can result in certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s consolidated financial statements.

Furthermore, the Final Capital Rules added a requirement for a minimum common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets (“the Conservation Buffer”) to be applied to the common equity Tier 1 capital ratio, the Tier 1 capital ratio and the total capital ratio. The required minimum Conservation Buffer began to be phased in incrementally, starting at 0.625% on January 1, 2016, increased to 1.25% on January 1, 2017, and will increase to 1.875% on January 1, 2018 and 2.5% on January 1, 2019.  If a bank’s or bank holding company’s Conservation Buffer is less than the required minimum and its net income for the four calendar quarters preceding the applicable calendar quarter, net of any capital distributions and associated tax effects not already reflected in net income (“Eligible Retained Income”) is negative, it would be prohibited from making capital distributions or certain discretionary cash bonus payments to executive officers. As a result, under the Final Capital Rules, should we fail to maintain the Conservation Buffer we would be subject to limits on, and in the event we have negative Eligible Retained Income for any four consecutive calendar quarters, we would be prohibited in, our ability to obtain capital distributions from the Bank.

20. REGULATORY MATTERS (Continued)

The following table provides both the Company’s and the Bank’s risk-based capital ratios as of December 31, 2016 and 2015.

REGULATORY CAPITAL LEVELS

	Actual		For Capital Adequacy Purposes		Minimum Capital Requirement with Conservation Buffer (1)		To Be Well Capitalized Under Prompt Corrective Action Provisions(2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2016
Total risk-based capital (to risk-weighted assets):
Sun Bancorp, Inc.	$354,078	21.63%	$130,929	8.00	$141,157	8.625%	N/A
Sun National Bank	324,196	19.85	130,664	8.00	140,872	8.625	$163,330	10.00%
Tier 1 common equity capital ratio (to risk-weighted assets):
Sun Bancorp, Inc.	262,386	16.03	73,647	4.50	83,876	5.125	N/A
Sun National Bank	308,043	18.86	73,498	4.50	83,707	5.125	106,164	6.50
Tier 1 capital (to risk-weighted assets):
Sun Bancorp, Inc.	309,910	18.94	98,196	6.00	108,425	6.625	N/A
Sun National Bank	308,043	18.86	97,998	6.00	108,206	6.625	130,664	8.00
Leverage capital:
Sun Bancorp, Inc.	309,910	14.57	85,092	4.00	N/A		N/A
Sun National Bank	308,043	14.50	84,959	4.00	N/A		106,199	5.00
December 31, 2015
Total risk-based capital (to risk-weighted assets):
Sun Bancorp, Inc.	$328,575	21.04%	$124,914	8.00%	N/A		N/A
Sun National Bank	297,735	19.11	124,649	8.00	N/A		$155,811	10.00%
Tier 1 common equity capital ratio (to risk-weighted assets):
Sun Bancorp, Inc.	219,939	14.09	70,264	4.50	N/A		N/A
Sun National Bank	279,100	17.91	70,115	4.50	N/A		101,277	6.50
Tier 1 capital (to risk-weighted assets):
Sun Bancorp, Inc.	274,928	17.61	93,685	6.00	N/A		N/A
Sun National Bank	279,100	17.91	93,487	6.00	N/A		124,648	8.00
Leverage capital:
Sun Bancorp, Inc.	274,928	12.19	90,203	4.00	N/A		N/A
Sun National Bank	279,100	12.39	90,069	4.00	N/A		112,587	5.00

(1)	Conservation Buffer of 0.625% became effective as of January 1, 2016.
(2)	Not applicable for bank holding companies.

At December 31, 2016 and 2015, the Company and the Bank exceeded the required ratios for classification as “well capitalized.”

At December 31, 2015 the Bank was also subject to individual minimum capital ratios established by the OCC requiring the Bank to continue to maintain a Leverage ratio at least equal to 8.50% of adjusted total assets, to continue to maintain a Tier 1 Capital ratio at least equal to 9.50% of risk-weighted assets and to maintain a Total Capital ratio at least equal to 11.50% of risk-weighted assets. At December 31, 2015, the Bank met all of the three capital ratios established by the OCC as its Leverage ratio was 12.39%, its Tier 1 Capital ratio was 17.91%, and its Total Capital ratio was 19.85%.

On April 15, 2010, the Bank entered into the OCC Agreement which contained requirements to develop and implement a profitability and capital plan that would provide for the maintenance of adequate capital to support the Bank’s risk profile.

20. REGULATORY MATTERS (Continued)

The Bank also agreed to: (a) adopt and implement a program to protect the Bank’s interest in criticized or classified assets; (b) review and revise the Bank’s loan review program; (c) adopt and implement a program for the maintenance of an adequate allowance for loan losses; and (d) revise the Bank’s credit administration policies. The Bank also agreed that its brokered deposits will not exceed 6.0% of its total deposits unless approved by the OCC. Effective January 21, 2016, the OCC terminated the OCC Agreement and the individual minimum capital requirement to which the Bank was subject and the requirements noted above were eliminated.

Separately, on January 21 2016, without admitting or denying any wrongdoing, the Bank entered into a Consent Order with the OCC to pay a $25,000 civil money penalty in connection with various deficiencies identified by the OCC in the mortgage banking practices of Sun Home Loans, a former division of the Bank which was closed in July 2014 when the Bank exited the residential mortgage lending business as part of a comprehensive strategic restructuring.  The identified deficiencies occurred from July 2011 through September 2013.

In addition, the Company had been required to seek the prior approval of the Federal Reserve Bank before paying interest, principal or other sums on trust preferred securities or any related subordinated debentures, declaring or paying cash dividends or receiving dividends from the Bank, repurchasing outstanding stock or incurring indebtedness. The Company also was required to submit, and periodically update, a capital plan, a profit plan and cash flow projections, as well as other progress reports to the Federal Reserve Bank. The foregoing requirements were terminated by the Federal Reserve Bank in October 2016.

The Bank is subject to various statutory and regulatory restrictions on its ability to pay dividends to the Company. All national banks are limited in the payment of dividends without the approval of the OCC of a total amount not to exceed the net income for that year to date plus the retained net income for the preceding two years. Federal law also prohibits national banks from paying dividends that would be greater than the bank’s undivided profits after deducting statutory bad debt in excess of the bank’s allowance for loan losses. Due to the Bank’s history of losses and retained deficit as of December 31, 2016, the Bank may not pay dividends; however, federal law permits the Bank to distribute cash or other assets to the Company through a reduction of capital, subject to approval by the OCC.  At such time as the retained deficit is eliminated, any proposed dividends from the Bank to the Company are subject to regulatory approval until such time as net income for the current year combined with the prior two years is sufficient. Under FDICIA, an insured depository institution such as the Bank is prohibited from making capital distributions, including the payment of dividends, if, after making such distribution, the institution would become “undercapitalized” (as such term is used in the FDICIA). Payment of dividends by the Bank also may be restricted at any time at the discretion of the OCC if it deems the payment to constitute an unsafe and unsound banking practice.

FDIC assessment expense of $1.0 million, $3.1 million and $3.8 million was recognized during the years ended December 31, 2016, 2015 and 2014, respectively.

The Company’s capital securities are deconsolidated in accordance with GAAP and qualify as Tier 1 capital under federal regulatory guidelines. These instruments are subject to a 25% capital limitation under risk-based capital guidelines developed by the FRB. Under FRB rules, restricted core capital elements, which are qualifying trust preferred securities, qualifying cumulative perpetual preferred stock (and related surplus) and certain minority interests in consolidated subsidiaries, are limited in the aggregate to no more than 25% of a bank holding company’s core capital elements (including restricted core capital elements), net of goodwill less any associated deferred tax liability. However, under the Dodd-Frank Act, bank holding companies are prohibited from including in their Tier 1 capital hybrid debt and equity securities, including trust preferred securities, issued on or after May 19, 2010. Any such instruments issued before May 19, 2010 by a bank holding company, such as the Company, with total consolidated assets of less than $15 billion as of December 31, 2009, may continue to be included as Tier 1 capital (subject to the 25% limitation). At December 31, 2016, $62.0 million in capital securities qualified as Tier 1 capital with $28.0 million qualifying as Tier 2.